WireRedemptionFeeIfSuchServicesAreRequested [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	393 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Custom Balanced Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.36%	9.01%	8.53%	7.24%
Performance Inception Date				Mar. 18, 1992
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.83%	6.78%	6.78%	7.31%
Performance Inception Date				Mar. 18, 1992
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%	10.61%
Performance Inception Date				Mar. 18, 1992
Individual Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	9.71%	6.76%	6.77%	7.02%
Performance Inception Date				Mar. 18, 1992
Individual Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.89%	5.79%	6.00%	6.17%
Performance Inception Date				Mar. 18, 1992
Individual Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.86%	5.23%	5.33%	5.74%
Performance Inception Date				Mar. 18, 1992
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	10.04%	7.03%	6.90%	7.06%
Performance Inception Date				Mar. 18, 1992